WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

CONVERTIBLE BONDS - 90.7%	Coupon	Maturity	Par Value	Value
Communications - 5.2%
DoorDash, Inc., 144A	0.000%	05/15/30	$ 1,000,000	$ 1,000,500
Liberty Media Corporation - Liberty Formula One, 144A	2.250%	08/15/27	1,500,000	1,753,500
Trip.com Group Ltd., 144A	0.750%	06/15/29	2,000,000	2,265,000
Uber Technologies, Inc. *	0.875%	12/01/28	2,000,000	2,562,061
				7,581,061
Consumer Discretionary - 10.6%
Alibaba Group Holding Ltd.	0.500%	06/01/31	2,000,000	3,503,977
Cheesecake Factory, Inc. (The), 144A	2.000%	03/15/30	2,000,000	2,106,000
Cloudflare, Inc., 144A	0.000%	06/15/30	2,500,000	2,632,750
Etsy, Inc., 144A	1.000%	06/15/30	200,000	198,839
JD.com, Inc.	0.250%	06/01/29	2,500,000	2,512,500
Live Nation Entertainment, Inc. *	3.125%	01/15/29	2,000,000	2,943,200
Meritage Homes Corporation	1.750%	05/15/28	1,500,000	1,522,133
				15,419,399
Consumer Staples - 1.5%
Chef's Warehouse, Inc. (The)	2.375%	12/15/28	1,470,000	2,257,479

Energy - 4.9%
CMS Energy Corporation *	3.375%	05/01/28	2,250,000	2,428,875
Northern Oil & Gas, Inc.	3.625%	04/15/29	2,900,000	2,933,785
Solaris Energy Infrastructure, Inc.	0.250%	10/01/31	1,500,000	1,845,750
				7,208,410
Financials - 3.4%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	1,000,000	985,500
Core Scientific, Inc., 144A	3.000%	09/01/29	700,000	1,287,125
PennyMac Corporation	5.500%	03/15/26	500,000	496,750
Redwood Trust, Inc.	7.750%	06/15/27	1,500,000	1,515,000
WisdomTree, Inc.	3.250%	08/15/29	500,000	734,681
				5,019,056
Health Care - 11.9%
Alnylam Pharmaceuticals, Inc.	1.000%	09/15/27	2,100,000	2,737,428
Dexcom, Inc.	0.375%	05/15/28	1,500,000	1,399,500
Halozyme Therapeutics, Inc., 144A	0.000%	02/15/31	1,900,000	1,952,250
Ionis Pharmaceuticals, Inc. *	1.750%	06/15/28	2,000,000	3,279,534

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 90.7% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 11.9% (Continued)
Lantheus Holdings, Inc., 144A	2.625%	12/15/27	$ 1,000,000	$ 1,143,000
Ligand Pharmaceuticals, Inc., 144A	0.750%	10/01/30	2,000,000	2,385,309
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	1,500,000	1,733,250
Mirion Technologies, Inc., 144A	0.250%	06/01/30	1,000,000	1,290,000
Zoetis, Inc., 144A	0.250%	06/15/29	1,500,000	1,533,750
				17,454,021
Industrials - 15.7%
Advanced Energy Industries, Inc., 144A	2.500%	09/15/28	2,250,000	4,372,875
AeroVironment, Inc.	0.000%	07/15/30	1,000,000	1,176,000
BWX Technologies, Inc., 144A	0.000%	11/01/30	2,500,000	2,577,500
Fluor Corporation	1.125%	08/15/29	2,250,000	2,775,600
Granite Construction, Inc.	3.250%	06/15/30	2,000,000	3,328,000
Itron, Inc.	1.375%	07/15/30	2,000,000	2,125,000
OSI Systems, Inc. *	2.250%	08/01/29	2,500,000	3,675,000
Tetra Tech, Inc. *	2.250%	08/15/28	2,500,000	2,897,500
				22,927,475
Materials - 3.2%
B2Gold Corporation, 144A	2.750%	02/01/30	500,000	859,776
MP Materials Corporation, 144A	3.000%	03/01/30	1,000,000	2,847,000
Peabody Energy Corporation	3.250%	03/01/28	500,000	976,500
				4,683,276
Technology - 31.7%
Akamai Technologies, Inc., 144A	0.250%	05/15/33	2,000,000	2,424,641
BlackLine, Inc. *	1.000%	06/01/29	2,000,000	1,985,600
Check Point Software Technologies Ltd., 144A	0.000%	12/15/30	2,000,000	1,979,971
Cipher Mining, Inc., 144A	0.000%	10/01/31	1,000,000	1,271,250
Datadog, Inc.	0.000%	12/01/29	2,500,000	2,458,750
DigitalOcean Holdings, Inc., 144A	0.000%	08/15/30	2,000,000	3,164,001
Dropbox, Inc.	0.000%	03/01/28	1,000,000	989,500
Five9, Inc.	1.000%	03/15/29	1,000,000	901,000
Global Payments, Inc.	1.500%	03/01/31	2,500,000	2,211,250
Microchip Technology, Inc.	0.750%	06/01/30	1,500,000	1,541,687
MKS Instruments, Inc. *	1.250%	06/01/30	2,200,000	3,700,274
Nebius Group N.V., 144A	1.000%	09/15/30	500,000	498,500
Nutanix, Inc.	0.250%	10/01/27	2,000,000	2,058,000
Seagate HDD Cayman	3.500%	06/01/28	1,000,000	4,959,500

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 90.7% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 31.7% (Continued)
Shift4 Payments, Inc. *	0.500%	08/01/27	$ 2,800,000	$ 2,689,400
Snowflake, Inc.	0.000%	10/01/29	2,000,000	2,814,000
Synaptics, Inc.	0.750%	12/01/31	1,000,000	1,129,013
Tempus AI, Inc., 144A	0.750%	07/15/30	500,000	541,753
Veeco Instruments, Inc.	2.875%	06/01/29	1,000,000	1,294,500
Vishay Intertechnology, Inc.	2.250%	09/15/30	500,000	503,750
Western Digital Corporation	3.000%	11/15/28	800,000	5,314,324
Wix.com Ltd., 144A	0.000%	09/15/30	1,000,000	881,000
Zscaler, Inc., 144A *	0.000%	07/15/28	1,000,000	929,653
				46,241,317
Utilities - 2.6%
Evergy, Inc.	4.500%	12/15/27	1,000,000	1,270,000
Ormat Technologies, Inc.	2.500%	07/15/27	1,750,000	2,579,675
				3,849,675

Total Convertible Bonds (Cost $109,161,415)				$ 132,641,169

CORPORATE BONDS - 6.5%	Coupon	Maturity	Par Value	Value
Industrials - 4.6%
Centrus Energy Corporation, 144A *	0.000%	08/15/32	$ 1,300,000	$ 1,876,550
GEO Group, Inc.	8.625%	04/15/29	1,500,000	1,568,599
Parsons Corporation *	2.625%	03/01/29	3,000,000	3,210,849
				6,655,998
Materials - 0.4%
Celanese US Holdings, LLC	6.850%	11/15/28	571,000	599,390

Real Estate - 1.5%
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,027,516
Service Properties Trust, 144A	8.625%	11/15/31	1,100,000	1,155,410
				2,182,926

Total Corporate Bonds (Cost $9,024,622)				$ 9,438,314

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 0.3%	Shares	Value
Industrials - 0.3%
Aerospace & Defense - 0.3%
Kratos Defense & Security Solutions, Inc. (a)(b) (Cost $182,324)	4,000	$ 412,040

MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Government Obligations Fund - Class U, 3.63% (c) (Cost $3,003,637)	3,003,637	$ 3,003,637

Investments at Value - 99.6% (Cost $121,371,998)		$ 145,495,160

Other Assets in Excess of Liabilities - 0.4%		567,280

Net Assets - 100.0%		$ 146,062,440

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $47,688,669 as of January 31, 2026, representing 32.6% of net assets.
N.V.	- Naamloze Vennootschap

*	All or a part of this security has been pledged as collateral for derivative instruments held by the Fund. The total value of these securities as of January 31, 2026 was $27,358,253.
(a)	Non-income producing security.
(b)	All or a portion of this security covers a written call option. The total value of these securities as of January 31, 2026 was $412,040.
(c)	The rate shown is the 7-day effective yield as of January 31, 2026.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
January 31, 2026 (Unaudited)

A list of open OTC swap agreements as of January 31, 2026, is as follows:
Total Return Swap Agreements
Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable (a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
Short Positions
(14,600)	Advanced Energy Industries, Inc.	$(3,774,823)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	$ 51,864
(2,098)	AeroVironment, Inc.	(794,240)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	211,336
(14,200)	Akamai Technologies, Inc.	(1,299,726)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(77,909)
(16,700)	Alibaba Group Holding Ltd.	(2,854,531)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	27,042
(5,700)	Alnylam Pharmaceuticals, Inc.	(2,047,782)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	123,928
(117,600)	B2Gold Corporation	(544,488)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(30,958)
(15,800)	BlackLine, Inc.	(828,394)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	95,376
(5,700)	BWX Technologies, Inc.	(1,215,525)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	46,347
(4,300)	Centrus Energy Corporation - Class A	(1,316,230)	3.12% OBFR 3.63% minus 51bp	05/18/2026	BNP Paribas	121,452
(3,900)	Check Point Software Technologies Ltd.	(735,306)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	36,289
(14,900)	Cheesecake Factory, Inc. (The)	(884,350)	2.86% OBFR 3.63% minus 77bp	05/18/2026	BNP Paribas	21,286
(26,400)	Chef's Warehouse, Inc. (The)	(1,704,120)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	46,045
(47,800)	Cipher Mining, Inc.	(837,456)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	75,789
(5,000)	Cloudflare, Inc.	(920,700)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	35,655
(12,300)	CMS Energy Corporation	(876,744)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(1,304)
(45,700)	Core Scientific, Inc.	(826,256)	3.22% OBFR 3.63% minus 41bp	05/18/2026	BNP Paribas	5,296
(6,500)	Datadog, Inc. - Class A	(785,590)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(53,844)
(1,300)	DexCom, Inc.	(90,012)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(4,809)
(39,000)	DigitalOcean Holdings, Inc.	(2,062,320)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(89,422)
(2,100)	DoorDash, Inc. - Class A	(441,231)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	12,173
(11,400)	Dropbox, Inc.	(302,214)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	12,250
(1,300)	Etsy, Inc.	(82,719)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	13,992
(13,100)	Evergy, Inc.	(992,718)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(10,997)
(1,300)	Five9, Inc.	(24,713)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	1,791
(31,400)	Fluor Corporation	(1,364,016)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(84,361)
(5,900)	Global Payments, Inc.	(442,441)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	19,820
(20,600)	Granite Construction, Inc.	(2,492,188)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	8,579
(14,600)	Halozyme Therapeutics, Inc.	(1,048,572)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	3,135
(28,000)	Ionis Pharmaceuticals, Inc.	(2,161,880)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(149,727)
(9,200)	Itron, Inc.	(928,372)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	18,190
(22,500)	JD.com, Inc.	(661,725)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	21,890

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS (Continued)

Total Return Swap Agreements (Continued)
Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable (a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
(5,000)	Lantheus Holdings, Inc.	$ (327,100)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	$ (7,023)
(13,200)	Liberty Media Corporation - Liberty Formula One	(1,188,300)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	41,210
(7,000)	Ligand Pharmaceuticals, Inc.	(1,372,560)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	29,862
(14,400)	Live Nation Entertainment, Inc.	(2,098,512)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	7,093
(10,700)	Merit Medical Systems, Inc.	(859,745)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(6,664)
(4,600)	Meritage Homes Corporation	(359,950)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	40,729
(2,400)	Microchip Technology, Inc.	(178,680)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(3,268)
(31,700)	Mirion Technologies, Inc. - Class A	(855,900)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	69,720
(10,900)	MKS Instruments, Inc.	(2,260,791)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(302,094)
(41,800)	MP Materials Corporation	(2,788,060)	2.85% OBFR 3.63% minus 78bp	05/18/2026	BNP Paribas	335,007
(2,200)	Nebius Group N.V. - Class A	(228,547)	2.16% OBFR 3.63% minus 47bp	05/18/2026	BNP Paribas	41,349
(33,100)	Northern Oil & Gas, Inc.	(746,736)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(79,675)
(14,600)	Nutanix, Inc. - Class A	(710,582)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	137,603
(13,600)	Ormat Technologies, Inc.	(1,576,376)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(120,509)
(10,500)	OSI Systems, Inc.	(3,052,721)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	430,804
(13,400)	Parsons Corporation	(967,748)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	30,355
(23,400)	Peabody Energy Corporation	(843,804)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	19,951
(11,925)	Seagate Technology Holdings plc	(3,844,216)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(1,011,963)
(4,800)	Shift4 Payments, Inc.	(316,368)	1.61% OBFR 3.63% minus 02bp	05/18/2026	BNP Paribas	33,304
(10,200)	Snowflake, Inc. - Class A	(2,118,948)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	156,604
(20,200)	Solaris Energy Infrastructure, Inc. - Class A	(1,119,080)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	5,874
(6,400)	Synaptics, Inc.	(579,456)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	52,237
(3,600)	Tempus AI, Inc. - Class A	(248,112)	2.42% OBFR 3.63% minus 21bp	05/18/2026	BNP Paribas	33,027
(35,000)	Tetra Tech, Inc.	(1,300,950)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(15,131)
(21,100)	Trip.com Group Ltd.	(1,293,430)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	409
(20,500)	Uber Technologies, Inc.	(1,729,790)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	91,288
(22,300)	Veeco Instruments, Inc.	(760,207)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	64,887
(7,200)	Vishay Intertechnology, Inc.	(131,238)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(13,683)
(20,600)	Western Digital Corporation	(4,575,259)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(572,805)
(27,800)	WisdomTree, Inc.	(395,316)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(54,468)
(2,300)	Wix.com Ltd.	(192,671)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	(6,780)
(5,600)	Zoetis, Inc. - Class A	(701,568)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	631
(600)	Zscaler, Inc.	(126,348)	3.28% OBFR 3.63% minus 35bp	05/18/2026	BNP Paribas	6,553
Total Short Positions						$ (59,372)

			Total swap agreements at value (assets)			$2,638,022
			Total swap agreements at value (liabilities)			(2,697,394)
			Net swap agreements at value			$(59,372)

OFBR - Overnight Bank Funding Rate

OTC - Over the Counter

(a) Payment frequency is monthly.

The average monthly notional value for swap contracts for the three months ended January 31, 2026 was $69,857,222.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2026 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Kratos Defense & Security Solutions, Inc., 05/15/26 (Premiums $32,489)	$ 140 .00	40	$ 412,040	$ 29,200

The average monthly notional value of written option contracts during the three months ended January 31, 2026 was $441,367.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF FUTURES CONTRACTS
January 31, 2026 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year U.S. Treasury Note Future	57	3/31/2026	$ 6,208,992	$ (30,896)

The average monthly notional value of futures contracts during the three months ended January 31, 2026 was $6,232,000.